Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.3%
United Parcel Service Inc., Class B	54,590	$6,521,867

Airlines — 0.4%
Southwest Airlines Co.	38,251	1,971,074

Automobiles — 1.4%
Ford Motor Co.	306,686	2,922,718
General Motors Co.	103,236	4,164,540

		7,087,258

Banks — 14.9%
BB&T Corp.	59,943	3,088,863
Citigroup Inc.	180,979	12,878,466
JPMorgan Chase & Co.	253,880	29,450,080
PNC Financial Services Group Inc. (The)	35,330	5,048,657
SunTrust Banks Inc.	34,752	2,314,483
U.S. Bancorp.	117,122	6,693,522
Wells Fargo & Co.	316,563	15,324,815

		74,798,886

Beverages — 2.8%
PepsiCo Inc.	109,710	14,022,035

Biotechnology — 5.3%
AbbVie Inc.	115,697	7,707,734
Amgen Inc.	47,735	8,906,396
Biogen Inc.(a)	15,174	3,608,681
Gilead Sciences Inc.	99,515	6,520,223

		26,743,034

Building Products — 0.5%
Johnson Controls International PLC	62,280	2,643,163

Capital Markets — 3.0%
Bank of New York Mellon Corp. (The)	68,942	3,234,759
Goldman Sachs Group Inc. (The)	26,627	5,861,402
Morgan Stanley	100,058	4,458,584
State Street Corp.	29,204	1,696,460

		15,251,205

Chemicals — 1.8%
Dow Inc.(a)	58,605	2,838,826
DuPont de Nemours Inc.	58,602	4,228,720
LyondellBasell Industries NV, Class A	21,466	1,796,490

		8,864,036

Communications Equipment — 3.7%
Cisco Systems Inc.	335,019	18,560,053

Consumer Finance — 1.1%
Capital One Financial Corp.	36,752	3,396,620
Discover Financial Services	25,297	2,270,153

		5,666,773

Diversified Telecommunication Services — 7.4%
AT&T Inc.	571,157	19,447,896
Verizon Communications Inc.	323,669	17,889,185

		37,337,081

Electric Utilities — 5.3%
American Electric Power Co. Inc.	38,617	3,390,959
Duke Energy Corp.	56,979	4,941,219
Exelon Corp.	75,989	3,424,064
NextEra Energy Inc.	37,482	7,765,146
Southern Co. (The)	81,458	4,577,939

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy Inc.	40,285	$2,401,389

		26,500,716

Electrical Equipment — 0.5%
Eaton Corp. PLC	33,113	2,721,557

Equity Real Estate Investment Trusts (REITs) — 0.5%
Welltower Inc.	31,692	2,634,239

Food & Staples Retailing — 3.1%
Walgreens Boots Alliance Inc.	60,822	3,314,191
Walmart Inc.	109,474	12,083,740

		15,397,931

Food Products — 2.4%
Archer-Daniels-Midland Co.	43,840	1,800,947
General Mills Inc.	46,866	2,489,053
Kraft Heinz Co. (The)	48,692	1,558,631
Mondelez International Inc., Class A	112,732	6,030,035

		11,878,666

Health Care Equipment & Supplies — 2.1%
Medtronic PLC	104,926	10,696,156

Health Care Providers & Services — 1.1%
CVS Health Corp.	101,670	5,680,303

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.	31,337	1,480,046

Household Products — 6.3%
Colgate-Palmolive Co.	67,189	4,820,139
Kimberly-Clark Corp.	26,906	3,649,799
Procter & Gamble Co. (The)	196,307	23,172,078

		31,642,016

Industrial Conglomerates — 1.4%
General Electric Co.	682,509	7,132,219

Insurance — 5.0%
Aflac Inc.	58,342	3,071,123
Allstate Corp. (The)	26,070	2,799,918
American International Group Inc.	68,069	3,811,183
Chubb Ltd.	35,834	5,476,869
MetLife Inc.	74,378	3,675,761
Prudential Financial Inc.	31,774	3,219,024
Travelers Companies Inc. (The)	20,497	3,005,270

		25,059,148

Internet & Direct Marketing Retail — 0.5%
eBay Inc.	64,115	2,640,897

IT Services — 2.1%
International Business Machines Corp.	69,391	10,286,522

Machinery — 1.1%
Cummins Inc.	11,340	1,859,760
Illinois Tool Works Inc.	23,456	3,617,619

		5,477,379

Multi-Utilities — 1.8%
Consolidated Edison Inc.	25,612	2,175,995
Dominion Energy Inc.	62,795	4,665,041
Public Service Enterprise Group Inc.	39,569	2,261,368

		9,102,404

Multiline Retail — 0.7%
Target Corp.	40,096	3,464,294

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.7%
ConocoPhillips	88,450	$5,225,626
Exxon Mobil Corp.	331,135	24,623,199
Marathon Petroleum Corp.	51,858	2,924,273
Phillips 66	32,689	3,352,584
Valero Energy Corp.	32,654	2,783,753

		38,909,435

Pharmaceuticals — 4.1%
Allergan PLC	24,115	3,870,457
Pfizer Inc.	434,496	16,875,825

		20,746,282

Semiconductors & Semiconductor Equipment — 4.3%
Intel Corp.	350,380	17,711,709
Micron Technology Inc.(a)	86,612	3,888,013

		21,599,722

Software — 2.1%
Oracle Corp.	189,906	10,691,708

Technology Hardware, Storage & Peripherals — 0.5%
HP Inc.	117,896	2,480,532

Tobacco — 3.4%
Altria Group Inc.	146,422	6,892,084

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	121,761	$10,180,437

		17,072,521

Total Common Stocks — 99.9% (Cost: $439,103,315)		502,761,158

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	965,000	965,000

Total Short-Term Investments — 0.2% (Cost: $965,000)		965,000

Total Investments in Securities — 100.1% (Cost: $440,068,315)		503,726,158

Other Assets, Less Liabilities — (0.1)%		(263,758)

Net Assets — 100.0%		$503,462,400

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$57	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	487,831	477,169	965,000	965,000	3,133		—	—

				$965,000	$3,190		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$502,761,158	$—	$—	$502,761,158
Money Market Funds	965,000	—	—	965,000

	$503,726,158	$—	$—	$503,726,158

2